BASIC AND DILUTED LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2024
Loss per share
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Issued Common Shares at the beginning of the period	194,497	180,350	183,606	179,922
Effect of Treasury Purchases	(1,955)	-	(3,557)	-
Release of Shares	2,183	-	1,816	-
Effect of Warrant Exercise	50	-	51	-
Effect of Treasury Issuance	679	-	4,728	12
Effect of Share Options Exercise	1,214	261	2,220	224
Weighted-average numbers of Common Shares	196,668	180,611	188,864	180,158

Loss per share
Basic and diluted loss per share	(0.01)	(0.02)	(0.11)	(0.09)

SCHEDULE OF ANTI -DILUTIVE WEIGHTED AVERAGE LOSS PER SHARE

The following potential common shares are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted earnings per share.

	For the Period Ended
	September 30, 2024	September 30, 2023
Options	15,662	22,319
RSU	27,097	22,254
Total	42,759	44,573